GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	6 Months Ended
Jun. 27, 2025
Corporate information and statement of IFRS compliance [abstract]
Schedule of number of selling days by quarter
The following table summarises the number of selling days for the half/full years ended 31 December 2025 and 31 December 2024 (based on a standard five-day selling week):

	Half year	Full year
2025	128	261
2024	130	262
Change	(2)	(1)

Schedule of exchange rates
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the six month period ended		Closing as at
	27 June 2025	28 June 2024	27 June 2025	31 December 2024
British pound	1.187	1.169	1.172	1.206
US dollar	0.920	0.925	0.855	0.957
Norwegian krone	0.086	0.087	0.085	0.084
Swedish krona	0.090	0.088	0.090	0.087
Icelandic krona	0.007	0.007	0.007	0.007
Australian dollar	0.582	0.609	0.558	0.597
Indonesian rupiah[1]	0.056	0.058	0.053	0.059
New Zealand dollar	0.532	0.563	0.517	0.541
Papua New Guinean kina	0.227	0.245	0.211	0.237
Philippine peso[2]	0.016	0.016	0.015	0.017
[1] Indonesian Rupiah is shown as 1000 IDR versus 1 EUR.
[2] For the six month period ended 28 June 2024, the Philippine peso average rate is calculated as average from 23 February 2024 to 28 June 2024.